Deferred tax (Tables)	12 Months Ended
Jun. 30, 2019
Deferred tax
Schedule of deferred tax

		2019	2018
for the year ended 30 June	Note	Rm	Rm

Reconciliation
Balance at beginning of year		21 812	22 778
Current year charge		(2 819)	(851)
per the income statement	12	(2 689)	(1 075)
per the statement of comprehensive income		(130)	224
Reclassification to held for sale		(6)	—
Foreign exchange differences recognised in income statement		22	34
Translation of foreign operations		14	(149)

Balance at end of year		19 023	21 812

Comprising
Deferred tax assets		(8 563)	(4 096)
Deferred tax liabilities		27 586	25 908

		19 023	21 812

	2019	2018
for the year ended 30 June	Rm	Rm

Attributable to the following tax jurisdictions
 South Africa	25 065	22 501
 United States of America	(4 998)	301
 Germany	(550)	(431)
 Mozambique	559	766
 Other	(1 053)	(1 325)

	19 023	21 812

Deferred tax is attributable to temporary differences on the following:
Net deferred tax assets:
Property, plant and equipment	2 003	1 194
Short- and long-term provisions	(2 851)	(1 296)
Calculated tax losses	(7 329)	(3 267)
Other	(386)	(727)

	(8 563)	(4 096)

Net deferred tax liabilities:
Property, plant and equipment	33 342	32 233
Current assets	(1 147)	(777)
Short- and long-term provisions	(4 061)	(4 991)
Calculated tax losses	(150)	(284)
Financial derivatives	59	57
Other	(457)	(330)

	27 586	25 908

	2019	2018
for the year ended 30 June	Rm	Rm

Calculated tax losses
(before applying the applicable tax rate)
Available for offset against future taxable income	48 444	23 893
Utilised against the deferred tax balance	(29 745)	(6 272)

Not recognised as a deferred tax asset(1)	18 699	17 621

Deferred tax assets not recognised on tax losses mainly relate to Sasol’s exploration and development entities, where future taxable income is uncertain.
Calculated tax losses carried forward that have not been recognised:
Expiry between three and five years	712	376
Expiry thereafter	2 212	2 052
Indefinite life	15 775	15 193

	18 699	17 621

(1)	Included are calculated tax losses of R15,5 billion relating to Sasol Canada.

Schedule of unremitted earnings

	2019	2018
for the year ended 30 June	Rm	Rm

Unremitted earnings at end of year that would be subject to dividend withholding tax	28 150	45 280
Europe	10 808	12 555
Rest of Africa	2 675	2 346
United States of America*	10 486	23 591
Other	4 181	6 788

Tax effect if remitted	1 012	1 718
Europe	241	267
Rest of Africa	213	188
United States of America	524	1 179
Other	34	84

*	Decrease in the current year relates mainly to tax losses incurred at our US operations where we anticipate sufficient profits to be generated in future to utilise the deferred tax asset against.

Schedule of dividend withholding tax

	2019	2018
for the year ended 30 June	Rm	Rm

Undistributed earnings at end of year subjected to dividend withholding tax withheld by the company on behalf of Sasol Limited shareholders	180 692	185 064
Maximum withholding tax payable by shareholders if distributed to individuals	36 138	37 013